New and amended standards and interpretations	12 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
New and amended standards and interpretations	1.4. New and amended standards and
interpretations
On 1 January 2024, Nokia adopted the following amendments
to the accounting standards issued by the IASB and endorsed
by the EU:
■Amendments to IFRS 16 Leases: Lease Liability in a Sale and
Leaseback;
■Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current;
■Amendments to IAS 1 Presentation of Financial Statements:
Non-current Liabilities with Covenants; and
■Amendments to IAS 7 Statement of Cash Flows and IFRS 7
Financial Instruments: Disclosures: Supplier Finance
Arrangements.
The amendments had no material impact on the measurement,
recognition or presentation of any items in Nokia’s
consolidated financial statements for 2024.
Nokia has not early adopted any new or amended standards or
interpretations that have been issued but are not yet effective.
The new and amended standards and interpretations issued by
the IASB that are effective in future periods are not expected to have a material impact on the consolidated financial
statements of Nokia when adopted, except for IFRS 18
Presentation and Disclosure in Financial Statements which
was published in April 2024.
IFRS 18 sets out the requirements for presentation and
disclosures in financial statements and it will replace IAS 1
Presentation of Financial Statements. The new standard is
effective for annual reporting periods beginning on or after
1 January 2027, with earlier application permitted. IFRS 18 is yet to be endorsed by the EU. Nokia is assessing the impact
of IFRS 18 on its consolidated financial statements but as
IFRS 18 is not changing the recognition and measurement
requirements it is not expected to have significant impact
other than on the presentation of financial information.
Nokia intends to adopt IFRS 18 and other new and amended
standards and interpretations, if applicable, when they become effective and are endorsed by the EU.